Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before income tax	€ 187,641	€ 165,673	€ 96,279
Statutory income tax rate of 27.9%	52,202	46,223	26,862
Prior years taxes	215	(6,544)	918
DTA recognized on tax losses carry-forward	(750)	(1,947)	(41)
Taxes effect on unremitted earnings	1,488	400	1,248
Step up			(7,926)
Change notional rate			361
Tax grants/not taxable items	8,477	(1,157)	(2,146)
Tax exemption on gain from the sale of an associate		(3,378)
Different foreign tax rate effect	(1,553)	(2,193)	(1,594)
Income tax expense reported in the statement of profit or loss	€ 44,625	€ 31,404	€ 17,682